[redacted]

13003233

CERT NYS
File# 1-34934

**Edwin Mecabe**
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

AUG 05 2013

Washington, DC 20549

August 5, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Costamare Inc., 7.625% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.0001, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 2, 2013. Tentative listing date – August 7, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com